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                                   SUPPLEMENT
                             DATED OCTOBER 1, 2007
                                     TO THE
                    MLIG VARIABLE INSURANCE TRUST PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2007

ROSZEL/JPMORGAN MULTI-CAP MARKET NEUTRAL PORTFOLIO

As of October 1, 2007, the Roszel/JPMorgan Multi-Cap Market Neutral Portfolio (the "Portfolio") has been liquidated. All references to the Portfolio in both the prospectus and statement of additional information should be deleted.


                                    *  *  *

Please retain this supplement with your prospectus and statement of additional information for future reference.